Financial Instruments (Forward Contracts) (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 USD ($)
Derivative [Line Items]
Remaining maturity of forward foreign exchange contracts, maximum		18 months
Foreign currency cash flow hedge gain (loss) to be reclassified during next 12 months		$ (0.7)
British Pound Sterling | Foreign Exchange Forward
Derivative [Line Items]
Foreign Currency Amount | £						£ 20.8
US Dollar Amount		$ 29.0
Weighted average exchange rate per $1 USD		0.72	0.72	0.72	0.72	0.72
Euro Member Countries, Euro | Foreign Exchange Forward
Derivative [Line Items]
Foreign Currency Amount | €					€ 1.5
US Dollar Amount		$ 1.7
Weighted average exchange rate per $1 USD		0.87	0.87	0.87	0.87	0.87
Canadian Dollar | Foreign Exchange Forward
Derivative [Line Items]
Foreign Currency Amount				$ 15.1
US Dollar Amount		$ 12.1
Weighted average exchange rate per $1 USD		1.25	1.25	1.25	1.25	1.25
Australia, Dollars | Foreign Exchange Forward
Derivative [Line Items]
Foreign Currency Amount			$ 4.1
US Dollar Amount		$ 3.2
Weighted average exchange rate per $1 USD		1.27	1.27	1.27	1.27	1.27
Other Assets | Foreign Exchange Forward
Derivative [Line Items]
Derivative asset	[1]	$ 0.3					$ 0.6
Accounts Payable and Accrued Liabilities | Foreign Exchange Forward
Derivative [Line Items]
Derivative liability	[1]	$ 0.6					$ 0.5

[1]	Includes an immaterial amount of forward foreign exchange contracts not designated as hedging instruments as of March 31, 2018 and 2017.